INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 15,500		¥ 15,500
Weighted average maturities periods	1 year 7 months 6 days	1 year 7 months 6 days	2 years 2 months 12 days
Available-for-sale debt investments
Available-for-sale debt securities, Cost	¥ 4,030		¥ 3,792
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	143		352
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(2,078)		(1,543)
Recognization the credit impairment	7		22
Other comprehensive income loss reclassification adjustment net of tax	108	$ 15	884	¥ 0
Available-for-sale debt investments impairment charges	115		906	0
Available-for-sale debt securities, Fair value	2,095		2,601
Unrealized securities holding gains/(loss), net of tax	(162)		32	¥ 1
Redeemable Preferred Stock [Member]
Available-for-sale debt investments
Gain loss from change in fair value of equity investment	¥ 325		¥ 268